United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___12/31/06___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		_12/31/06_____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     4568    99295 SH       SOLE                    99295
American Intl Group            COM              026874107      242     3373 SH       SOLE                     3373
Amgen Inc                      COM              031162100     3508    51347 SH       SOLE                    51347
BP PLC - Sp ADR                COM              055622104      340     5070 SH       SOLE                     5070
Bank of America                COM              060505104      672    12587 SH       SOLE                    12587
Bard C.R. Inc.                 COM              067383109     3761    45329 SH       SOLE                    45329
Beacon Roofing Supply Inc.     COM              073685109     3470   184398 SH       SOLE                   184398
Best Buy Company               COM              086516101     6462   131361 SH       SOLE                   131361
Bright Horizons Family Solutio COM              109195107     6966   180178 SH       SOLE                   180178
Cisco Systems Inc              COM              17275R102     5414   198084 SH       SOLE                   198084
Cognizant Tech Solutions-A     COM              192446102     6384    82743 SH       SOLE                    82743
Conoco Phillips                COM              20825C104      226     3148 SH       SOLE                     3148
Corporate Executive Board      COM              21988r102     1598    18224 SH       SOLE                    18224
D.R. Horton Inc.               COM              23331a109     2541    95936 SH       SOLE                    95936
Expeditors                     COM              302130109     2911    71867 SH       SOLE                    71867
Express Scripts                COM              302182100     3698    51644 SH       SOLE                    51644
Exxon Mobil Corp               COM              30231G102      371     4847 SH       SOLE                     4847
FMC Technologies Inc           COM              30249U101     2302    37360 SH       SOLE                    37360
Garmin LTD                     COM              g37260109     2863    51430 SH       SOLE                    51430
Genentech Inc                  COM              368710406     1599    19710 SH       SOLE                    19710
General Elec                   COM              369604103      627    16841 SH       SOLE                    16841
Genlyte Group Inc              COM              372302109     5730    73360 SH       SOLE                    73360
Global Payments Inc            COM              37940x102     3234    69850 SH       SOLE                    69850
Hanmi Financial Corporation    COM              410495105     5388   239143 SH       SOLE                   239143
Hibbett Sporting Goods Inc.    COM              428565105     4328   141755 SH       SOLE                   141755
ITT Corp                       COM              450911102     6992   123048 SH       SOLE                   123048
Intl Game Technology           COM              459902102     6125   132571 SH       SOLE                   132571
Kirby Corp.                    COM              497266106     6493   190232 SH       SOLE                   190232
Leucadia Natl                  COM              527288104      454    16082 SH       SOLE                    16082
Logitech Intl - Sp ADR         COM              H50430232     7560   264330 SH       SOLE                   264330
Lowe's Companies               COM              548661107     4474   143642 SH       SOLE                   143642
Manulife Financial Corp.       COM              56501R106     2970    87904 SH       SOLE                    87904
Microsoft Corp                 COM              594918104      579    19397 SH       SOLE                    19397
Novo-Nordisk Spons ADR         COM              670100205     3447    41220 SH       SOLE                    41220
O'Reilly Automotive            COM              686091109     4471   139447 SH       SOLE                   139447
Oceaneering Intl Inc           COM              675232102     4955   124803 SH       SOLE                   124803
Oshkosh Truck Corp             COM              688239201     7038   145344 SH       SOLE                   145344
Panera Bread Company CL A      COM              69840w108     2276    40707 SH       SOLE                    40707
Pool Corp                      COM              73278L105     5455   139262 SH       SOLE                   139262
Qualcomm Inc                   COM              747525103     4536   120037 SH       SOLE                   120037
Royal Dutch Pete               COM              780259206      269     3800 SH       SOLE                     3800
Sabine Royalty Trust           COM              785688102      953    22540 SH       SOLE                    22540
Target Corp                    COM              87612E106      211     3700 SH       SOLE                     3700
Teva Pharm Ind-SP ADR          COM              881624209     3226   103799 SH       SOLE                   103799
Tractor Supply                 COM              892356106     5450   121905 SH       SOLE                   121905
Wesco International Inc        COM              95082p105     5355    91060 SH       SOLE                    91060
Yahoo                          COM              984332106     3554   139173 SH       SOLE                   139173
Zions Bancorporation           COM              989701107     3999    48504 SH       SOLE                    48504